SHARE CAPITAL (Narrative) (Details)												1 Months Ended					12 Months Ended
	Dec. 13, 2023 CAD ($) shares	Jul. 14, 2023	Mar. 10, 2023 CAD ($) shares	Feb. 16, 2023 Shares Year $ / shares	Dec. 02, 2022 CAD ($) $ / shares $ / Shares shares	Dec. 01, 2022 CAD ($) Shares Year $ / shares shares	Apr. 27, 2022 CAD ($)	Apr. 11, 2022 CAD ($) $ / shares shares	Apr. 11, 2022 USD ($) shares	Feb. 11, 2022 CAD ($)	Jan. 28, 2021 shares	Mar. 22, 2024 shares Year $ / shares	Dec. 22, 2023 CAD ($) $ / shares $ / Shares shares	Nov. 23, 2022 Shares	Sep. 30, 2022 CAD ($) shares	Aug. 30, 2022 CAD ($) Year $ / shares $ / Shares shares	Sep. 30, 2024 CAD ($) shares Shares $ / shares	Sep. 30, 2023 CAD ($) shares $ / shares	Sep. 30, 2022 CAD ($) $ / shares shares	Feb. 04, 2022 CAD ($)
Disclosure of classes of share capital [line items]
Description of issued and outstanding common shares		On July 14, 2023, the Directors of the Company approved the consolidation of the Company's issued and outstanding common shares on a 5:1 basis.
Shares issued to a consultant | $																			$ 27,250
Number of units issued | shares													661,765			571,600
Units issued, price per unit | $ / Shares													1.36			7
Gross proceeds from units issued | $													$ 900,000			$ 4,001,200
Exercise price, warrants granted | $ / shares													$ 1.7			$ 8.8
Underwriters fees paid | $																$ 280,084
Underwriters expenses | $																176,065
Share issue costs | $																84,585
Karl Deisseroth Agreement [Member]
Disclosure of classes of share capital [line items]
Deisseroth monthly fee | $									$ 4,167
Shares issued to a consultant (shares) | shares								5,000	5,000
Shares issued to a consultant | $								$ 27,250
Shares issued price per share | $ / shares								$ 5.45
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Number of common shares deposited to be held in escrow | shares											570,560
Number of warrants deposited to be held in escrow | shares											389,600
Aggregate securities deposited to be held in escrow | shares											960,160
Escrowed securities to be released once shares are listed on Canadian Stock Exchange | shares											96,016
Escrowed securities to be released after listing date | shares											144,024
Chief Medical Officer [Member]
Disclosure of classes of share capital [line items]
Number of options granted | Shares						60,000
Weighted average exercise price of options granted | $ / shares						$ 8.25
Exercise price, share options granted | $ / shares						8.25
Share price, stock options granted | $ / shares						$ 7.75
Option life, stock options granted | Year						5
Volatility rate, stock options granted						141.61%
Discount rate, stock options granted						3.05%
Chief Medical Officer [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Chief Medical Officer [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Chief Medical Officer [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Chief Medical Officer [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Advisor [Member]
Disclosure of classes of share capital [line items]
Underwriters fees paid | $																$ 259,245
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | Shares						16,000
Options were cancelled on retirement | shares						16,000
Director and Consultant [Member]
Disclosure of classes of share capital [line items]
Number of options granted				47,000								130,000
Weighted average exercise price of options granted | $ / shares				$ 5.25								$ 1.84
Exercise price, share options granted | $ / shares				5.25								1.84
Share price, stock options granted | $ / shares				$ 4.85								$ 1.8
Option life, stock options granted | Year				5
Volatility rate, stock options granted				135.92%								122.84%
Discount rate, stock options granted				3.45%								3.48%
Director and Consultant [Member] | On the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage												25.00%
Director and Consultant [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%								25.00%
Director and Consultant [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%								25.00%
Director and Consultant [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%								25.00%
Director and Consultant [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage				25.00%
Warrants [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares | $																		$ 253,440
Number of warrants, Issued | shares					133,200											26,808	722,015	194,800
Warrants issued, price per warrant | $ / shares					$ 6.245
Number of units issued | shares					194,800
Units issued, price per unit | $ / Shares					6.25
Exercise price, warrants granted | $ / shares																$ 7
Number of warrants exercised | shares																		28,800
Warrants exercised (shares) | shares																		28,800	529,960
Gross proceeds from warrants exercised | $																			$ 1,653,170
Weighted average remaining contractual life of outstanding warrants																	3 years 1 month 6 days	9 months 18 days
Aggregate gross proceeds | $					$ 2,049,334
Description of warrants					Each PFW is exercisable into one Unit at an exercise price of $0.005 per Unit on the date that is the earlier of (a) the date the holder thereof elects to exercise the PFWs and pays the exercise price, and (b) December 2, 2024. Each Unit is comprised of one common share and one warrant of the Company. Each Warrant is exercisable to acquire one common share of the Company at an exercise price of $6.75 per share until December 2, 2024.
Fair value of pre-funded warrants | $					$ 831,834
Warrants [Member] | Warrant exercise price one [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants exercised | $ / shares																			$ 0.25
Warrants [Member] | Warrant exercise price two [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants exercised | $ / shares																			8.8
Warrants [Member] | Warrant exercise price three [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants exercised | $ / shares																			$ 47.3
Pre-funded warrants [Member]
Disclosure of classes of share capital [line items]
Reserves to share capital | $																	$ 376,261
Number of warrants, Issued | shares																	60,250
Aggregate gross proceeds | $																	$ 302
Description of warrants																	Each PFW was exercised into one common share and one warrant of the Company.
Compensation warrants [Member]
Disclosure of classes of share capital [line items]
Compensation warrant exercise proceeds | $															$ 315,277
Reserves to share capital | $															$ 531,000
Number of warrants, Issued | shares																45,040
Exercise price, warrants granted | $ / shares																$ 7
Number of warrants exercised | shares															45,040
Fair value of share purchase warrants | shares																315,000
Share price, warrants granted | $ / shares																$ 14.65
Estimated life, warrants granted | Year																2
Expected volatility, warrants granted																147.31%
Discount rate, warrants granted																3.63%
Compensation warrants [Member] | Advisor [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued | shares																18,232
Exercise price, warrants granted | $ / shares																$ 7
Stock Options [Member]
Disclosure of classes of share capital [line items]
Percentage of outstanding shares authorized under stock option plan																	10.00%
Number of options granted | shares																	130,000	107,000
Weighted average exercise price of options granted | $ / shares																	$ 1.84	$ 6.93
Number of options cancelled | shares																		78,000
Weighted average remaining contractual life of outstanding share options																	3 years 1 month 17 days	3 years 3 months 10 days
Stock Options [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Option life, stock options granted | Year												5
Number of options cancelled | Shares																	16,000
Stock Options [Member] | Former Chief Medical Officer [Member]
Disclosure of classes of share capital [line items]
Number of options cancelled | Shares																	30,000
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Reserves to share capital | $	$ 232,500		$ 232,500
Warrants exercised (shares) | shares	30,000		30,000
Percentage of outstanding shares authorized under stock option plan																	10.00%
Issuance of RSU | $										$ 7,000										$ 5,000
Estimated fair value of equity settled RSUs granted | $						$ 1,705,000				$ 181,250
Number of other equity instruments forfeited in share-based payment arrangement | shares																		76,000
Remaining life (Years) of RSUs																	3 years 21 days	4 years 25 days
Restricted Share Units [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Issuance of RSU | $						$ 220,000	$ 20,000
Estimated fair value of equity settled RSUs granted | $							$ 127,000
Restricted Share Units [Member] | Director [Member] | On the date of grant [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Restricted Share Units [Member] | Director [Member] | Each on April 27, 2024, 2025 and 2026 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Restricted Share Units [Member] | Former Chief Medical Officer [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments forfeited in share-based payment arrangement | Shares														76,000